WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
WARRANTS AND STOCK OPTIONS
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

NOTE F —WARRANTS AND STOCK OPTIONS

Warrants

The following table summarizes the changes in warrants outstanding. These warrants were granted as part of financing transactions, as well as in lieu of cash compensation for services performed or as financing expenses in connection with the sales of the Company’s common stock. See Note E for details on the warrant activity during the nine-month period ended June 30, 2025.

		Weighted
		Average
		Exercise
	Number of	Price Per
	Shares	Share
Balance at October 1, 2024	26,332	$2,085.00
Granted	4,706,994	8.42
Exercised	(467,859)	16.41
Cancelled or expired	(841,176)	9.24
Balance at June 30, 2025	3,424,291	$12.36

During the three and nine-month periods ended June 30, 2025, 43,512 and 157,759, respectively, of the May 2024 Series B Warrants were exercised cashlessly and resulted in the issuance of 130,537 and 473,277 shares of the Company’s common stock, respectively. Subsequent to June 30, 2025 an additional 111,000 May 2024 Series B Warrants were exercised cashlessly and resulted in the issuance of 333,000 shares of the Company’s common stock.

During the three and nine - month periods ended June 30, 2025, 136,698 of the October 2024 Series D Warrants were exercised cashlessly and resulted in the issuance of 136,698 shares of the Company’s common stock. As of June 30, 2025, there were no October 2024 Series D Warrants outstanding.

During the three and nine-month periods ended June 30, 2025, an aggregate of 138,557 and 171,981 May 2024 Series A Warrants were exercised, respectively, for aggregate total proceeds of $723,055 and $2,220,459 for the three and nine-month periods ended June 30, 2025, respectively. Subsequent to June 30, 2025 an additional 56,965 May 2024 Series A Warrants were exercised for aggregate total proceeds of approximately $292,305.

NOTE F —WARRANTS AND STOCK OPTIONS, continued

Stock Options

On May 22, 2025, at the Company’s annual shareholders’ meeting, an amendment to the Company’s 2020 Equity Incentive Plan to increase the number of authorized shares of common stock reserved for issuance by 200,000 shares was approved. As of June 30, 2025 there are 200,355 shares available under the Company’s 2020 Equity Incentive Plan.

NOTE H – WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

Warrants

The following table summarizes the changes in warrants outstanding. These warrants were granted as part of financing transactions, as well as in lieu of cash compensation for Transactions involving warrants (see Note G) are summarized as follows:

		Weighted Average
	Number of	Exercise Price Per
	Shares	Share
Balance at October 1, 2023	261,029	$3.50
Granted	28,305,629	1.64
Exercised	(8,626,796)	(0.002)
Cancelled or expired	(191,719)	(56.98)
Balance, September 30, 2024	19,748,143	$2.78

Stock Options

During June 2020, the Board of Directors and subsequently during September 2020, the holders of a majority of the Company’s outstanding shares of Common Stock approved the 2020 Equity Incentive Plan (the “2020 Incentive Plan”). The 2020 Incentive Plan, among other things, reserves an additional 3,500,000 shares of the Company’s Common Stock for issuance in the form of equity-based awards to employees, directors, consultants, and other service providers, and those of the Company’s affiliates. The maximum total grant date fair value of awards granted under the 2020 Incentive Plan to individuals in their capacity as non-employee directors may not exceed $250,000 in any single calendar year. The 2020 Incentive Plan’s expiration date is September 15, 2030.

The 2020 Incentive Plan is designed to retain directors, executives, and selected employees and consultants by rewarding them for making contributions to the Company’s success with an award of options to purchase shares of Common Stock. As of September 30, 2024, a total of 14,477 shares have been issued and options to purchase 81,257 shares have been granted under the Company’s Incentive Plans.

In 2005, the Board of Directors and the holders of a majority of the outstanding shares of Common Stock approved the 2005 Incentive Stock Plan, as amended and restated as of January 21, 2015 (the “2005 Incentive Plan”, collectively with the 2020 Incentive Plan, the “Company’s Incentive Plans”). Effective as of September 16, 2020, no further awards will be made under the Company’s 2005 Incentive Stock Plan, as amended and restated.

Transactions involving stock options issued are summarized as follows:

				Weighted
		Weighted Average	Aggregate	Average
	Number of	Exercise Price Per	Intrinsic	Contractual
	Shares	Share	Value	Life (years)
Outstanding at October 1, 2023	110,537	$201.27
Granted	—	—
Exercised	—	—
Forfeited	(866)	21.60
Expired	(1,036)	2,006.38
Outstanding at September 30, 2024	108,635	185.48
Vested at September 30, 2024	92,634	213.60	—	7.23
Non-vested at September 30, 2024	16,001	22.71	—	8.47

For the fiscal year ended September 30, 2024, the Company did not grant stock options to officers or employees of the Company.

NOTE H – WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS, continued

Stock Options, continued

For the fiscal year ended September 30, 2023, the Company granted 308,333 options to officers of the Company. These options have a ten-year term and vest evenly over four years starting on the first anniversary of the date of grant. Also, during the fiscal year ended September 30, 2023, the Company granted 694,670 options to non-employee board of director members. The options granted to the non-employee board of directors have a ten-year term and vest on the one-year anniversary of the date of grant. The remaining options granted during the fiscal year ended September 30, 2023 were to employees.

The fair value of options granted during the fiscal year ended September 30, 2023 was determined using the Black Scholes Option Pricing Model. For the purposes of the valuation model, the Company used the simplified method for determining the granted options expected lives. The simplified method is used since the Company does not have adequate historical data to utilize in calculating the expected term of options. The fair value for options granted was calculated using the following weighted average assumptions:

Stock price	$1.27
Exercise price	$1.27
Expected term	5.75
Dividend yield	—
Volatility	157%
Risk free rate	3.64%

The Company recorded $572,293 and $1,033,889 as stock compensation expense within selling, general and administrative for fiscal years ended September 30, 2024 and 2023, respectively. As of September 30, 2024, unrecorded compensation cost related to non-vested awards was $268,476 which is expected to be recognized over a weighted average period of approximately 2.43 years. The weighted average grant date fair value per share for options granted during the fiscal years ended September 30, 2023 was $1.20.

Restricted Stock Units

Restricted stock unit awards are valued at the market price of the Company’s Common Stock on the grant date. During the fiscal year ended September 30, 2023, the Company granted 14,132 restricted stock units (“RSUs”) to certain officers of the Company. These RSUs vest on the first anniversary of the grant date. The fair value of the RSUs granted was the closing stock price on the date of grant of $21.60. These RSUs vested during March 2024. As of September 30, 2024 there were no RSUs outstanding.